Tidal Trust IV

234 West Florida Street, Suite 203

Milwaukee, WI 53204

June 20, 2025

VIA EDGAR TRANSMISSION

Ms. Karen Rossotto

Division of Investment Management, Disclosure Review Office

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust IV
Registration Statement on Form N-1A
File Nos. 333-285633, 811-24061

Dear Ms. Rossotto:

Pursuant to Rule 472 of the Securities Act of 1933 filed herewith is pre-effective amendment number 1 to the registration statement filed by Tidal Trust IV, on behalf of the HyperScale Leaders ETF. This filing reflects changes made in response to your letter dated April 8, 2025. A correspondence letter responding to the comments has been filed separately

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC